Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Master Portfolio Trust
Entity Central Index Key	0001140869
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Liquid Reserves Portfolio
Shareholder Report [Line Items]
Fund Name	Liquid Reserves Portfolio
Class Name	Liquid Reserves Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Liquid Reserves Portfolio for the period September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-masterfunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Liquid Reserves Portfolio	$1	0.01%
[1],[2]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Material Change Date	Oct. 02, 2024
Net Assets	$ 6,701,892,159
Holdings Count | $ / shares	59
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$6,701,892,159
Total Number of Portfolio Holdings	59

Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Portfolio may no longer impose a redemption gate and the application of liquidity fees, if any, is no longer tied to the Portfolio’s weekly liquid assets.
Effective October 2, 2024, pursuant to Rule 2a-7, if Liquid Reserves Portfolio has total daily net redemptions that exceed 5% of the Portfolio’s net assets, or such smaller amount of net redemptions as the Board of Trustees of the Portfolio determines, based on flow information available within a reasonable period after the last computation of the Portfolio’s net asset value on that day, Liquid Reserves Portfolio may be required to apply a liquidity fee to all shares that are redeemed at a price computed on that day.
This is a summary of certain changes to the Portfolio since September 1, 2023.

Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-masterfunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[2]
†	Annualized.